23. Provision for legal and administrative proceedings	12 Months Ended
Dec. 31, 2017
Provision For Legal And Administrative Proceedings
Provision for legal and administrative proceedings

The Company and its subsidiaries are parties to legal and administrative proceedings in the civil, labor, tax and regulatory spheres which arise in the normal course of their business.

The provision is set up at an amount deemed sufficient and adequate to cover losses and risks considered probable, based on an analysis by the Company’s legal consultants and by Management. Situations where losses are considered probable and possible are subject to disclosure for their adjusted amounts, and those where losses are considered remote are not disclosed.

The updated provision set up for legal and administrative proceedings is made up as follows:

	2017	2016

Civil (a)	132,422	141,988
Labor (b)	184,311	90,789
Tax (c)	180,643	216,423
Regulatory (d)	30,944	29,282
	528,320	478,482

The changes to the provision for legal and administrative proceedings can be summarized as follow:

	2016	Additions, net of reversals	Payments	Monetary adjustment	2017

Civil (a)	141,988	261,995	(345,035)	73,474	132,422
Labor (b)	90,789	70,775	(9,597)	32,344	184,311
Tax (c)	216,423	38,973	(84,215)	9,462	180,643
Regulatory (d)	29,282	726	(823)	1,759	30,944
	478,482	372,469	(439,670)	117,039	528,320

The Company and its subsidiaries are subject to various legal and administrative proceedings filed against them by consumers, suppliers, service providers and consumer protection agencies, in connection with a number of issues that arise in the regular course of business of the entities. The main cases are summarized as follow:

a. Civil Claims

a.1.      Consumer lawsuits

The subsidiaries are parties to lawsuits that refer to some claims that have been filed by consumers at the legal and administrative levels. These claims, which amount to R$88,636 (R$105,112 as at December 31, 2016), refer basically to alleged incorrect collections, contract cancellation, service quality, deficiencies and failures in equipment delivery, and unjustified inclusion in credit protection services.

a.2.      Procon and Public Prosecutor’s Office

TIM is a party to court and administrative lawsuits filed by the Public Prosecutor’s Office and Procon (the Consumer Protection Agency) arising from consumer complaints that include: (i) alleged failure in relation to the provision of network services; (ii) challenges regarding the quality of client assistance; (iii) alleged violation of SAC Decrees; (iv) alleged violation of agreements; (v) alleged false advertising; and (vi) discussion about the charging of a loyalty fine in the case of thefts of handsets. The amounts involved total R$4,551 (R$4,705 as at December 31, 2016).

a.3.      Former trade partners

TIM is a defendant in lawsuits filed by former trade partners claiming, among others, amounts based on alleged non-compliance with agreements. The amounts involved total R$13,152 (R$8,661 as at December 31, 2016).

a.4.      Others

TIM is a defendant in other non-consumer lawsuits filed by different agents to challenge, among other: (i) renewal of lease agreements; (ii) share subscription; (iii) indemnities; (iv) alleged non-compliance with agreements; and (v) collection suit. The amounts involved total R$18,224 (R$20,120 as at December 31, 2016).

a.5       Social, environmental and infrastructure

The subsidiaries are parties to lawsuits involving different agents that challenge several licensing aspects, such as environmental licensing and structure licensing (installation/operation). The amounts involved total R$3,157 (R$3,390 as at December 31, 2016).

b.     Labor claims

The main outstanding labor claims are summarized below:

Claims filed by former employees in relation to matters such as salary differences, wage parity, payments of variable compensation/commission, additional legal payments, overtime and other provisions established during the period prior to privatization, as well as by former employees of service providers who, in accordance with the labor legislation in force, have filed claims against the Company and/or its subsidiaries on the grounds that they are responsible for labor-related obligations that were not satisfied by service provider companies.

Of the 1,845 labor claims as at December 31, 2017, (1,074 as at December 31, 2016) filed against the Company and its subsidiaries, most of them relate to employment claims filed by employees as well as claims that involve former employees of service providers. The provision for these cases amounts to R$172,467, monetarily restated (R$81,876 as at December 31, 2016).

A significant portion of this provision relates to the organizational restructuring processes, especially the closure of the Client Relationship Centers (call centers), as well as processes relating to the internal sites of TIM, which resulted in the termination of staff. As at December 31, 2017, the provision for these cases amounts to R$21,758, monetarily restated (R$10,742 as at December 31, 2016).

  Tax processes

	2017	2016
Federal taxes	33,907	57,393
State taxes	59,403	64,280
Municipal taxes	1,738	1,629
TIM S.A. proceedings (purchase price allocation)	85,595	93,121
	180,643	216,423

The total provision recorded is substantially composed of the following proceedings, and the amounts indicated are estimated based on the indices established by the federal, state and/or municipal governments for taxes in arrears, being substantially linked to the variations in the SELIC (Special Settlement and Custody System) rate:

Federal taxes

The provision is substantially composed of the following proceedings:

(i) The provision for TIM Celular has been made in twelve cases referring to challenges to the taxes levied on Contribution for Intervention in the Economic Domain (“CIDE”), Provisional Contribution on Financial Transactions (“CPMF”), Social Contribution on Net Income (“CSLL”) and Withholding Income Tax (“IRFF”) transactions, the voluntary reporting of the penalty regarding FUST payments and ancillary obligations. Based on these cases, the main amounts relate to court actions in which TIM intends to assert its right not to pay the CPMF, allegedly due to simultaneous purchase and sale transactions of foreign currency and changes to accountholders as a result of mergers, the provision amounts for which, consider the recent conversion into income in favor of the Federal Government, currently total R$9,092 (R$33,172 as at December 31, 2016), as well as the amount corresponding to fines and interest on FUST contributions for the year 2009, which does not include benefits from voluntary reporting, for which the amount provisioned in August 2015 and updated is R$13,516 (R$12,683 as at December 31, 2016).

(ii) The provision for Intelig regarding federal taxes has been made for three cases challenging federal tax offsetting using the negative balance of IRPJ and the CSLL carried forward from periods prior to offsetting, totaling the updated amount of R$5,914 (R$6,077 as at December 31, 2016).

State taxes

The provision substantially relates to the following proceedings:

(i) The provision for TIM Celular covers forty-three proceedings, of which the most important are the amounts of tax assessments challenging the use of ICMS debits, as well as the documentation supporting the credits appropriated by the Company, for which the updated amount provided is R$14,610 (R$13,652 as at December 31, 2016), as well as amounts allegedly not subject to taxation, regarding the provision of telecommunication services, for which the updated amount is R$4,605 (R$4,183 as at December 31, 2016).

(ii) The provision for TIM S.A referring to state taxes covers seven proceedings, and includes the amounts of assessment questioning the documentation that supported the credits appropriated by the Company, for which the updated amount provided is R$6,940 (R$14,414 as at December 31, 2016).

Municipal taxes

These include the amounts involved in assessments questioning the withholding and payment of the ISS (Tax on Services) on services provided by third parties with no employment relationship, as well as the payment of own ISS regarding co-billing services.

TIM S.A. PPA

Tax proceedings arising from the acquisition of TIM S.A. and included in its purchase price allocation process, amount to R$85,595 (R$93,121 as at December 31, 2016).

d.            Regulatory processes

ANATEL has brought administrative proceedings against the subsidiaries for: (i) failure to meet certain quality service indicators; (ii) defaults on certain obligations assumed under the Instruments of Authorization; and (iii) non-compliance with the regulations of SMP and STFC, among others.

As at December 31, 2017, the amount classified as representing a probable risk related to Procedures to Verify Breaches of Obligations (“PADOs”), after monetary adjustment, is R$30,796 (R$29,282 as at December 31, 2016).

e.            Legal and administrative processes involving possible losses

Civil, labor, tax and regulatory actions have been filed against the Company and its subsidiaries involving a risk of loss that is classified as possible by the Company’s legal advisors and the Management. No provisions have been set up for these legal and administrative proceedings, and no materially adverse effects are expected on the financial statements, as shown below:

	2017	2016

Civil (e.1)	1,286,252	1,698,901
Labor and social security (e.2)	763,505	678,290
Tax (e.3)	14,528,617	13,832,157
Regulatory (e.4)	178,908	69,572
	16,757,282	16,278,920

The administrative and legal proceedings assessed as representing possible losses and monitored by Management are disclosed at their updated values.

The main actions where the risk of loss is classified as possible are described below:

e.1. Civil

	2017	2016
Actions filed by consumers (e.1.1)	453,231	679,577
ANATEL (e.1.2)	217,012	202,777
Procon and Public Prosecutor’s Office (e.1.3)	158,620	316,007
Former trade partners (e.1.4)	182,843	203,314
Social, environmental and infrastructure (e.1.5)	158,287	130,894
Other	116,259	166,332
	1,286,252	1,698,901

e.1.1. Lawsuits filed by consumers

These actions refer mainly to alleged undue billing, contract cancellation, service quality, deficiencies and failures in equipment delivery, and unjustified inclusion in bad debtors’ lists.

e.1.2. ANATEL

The subsidiaries are parties to lawsuits filed against ANATEL, due to the following reasons: (i) debit regarding the collection of 2% on the revenue obtained from value-added services – VAS and interconnection; (ii) pro rata monetary restatement applied to the price proposal established in the call notice for use of 4G frequencies; and (iii) alleged non-compliance with service quality targets.

e.1.3. Procon and Public Prosecutor’s Office

TIM is a party to court and administrative lawsuits filed by the Public Prosecutor’s Office and Procon (Consumer Protection Agency) arising from consumer complaints that include: (i) alleged failure in relation to the provision of network services; (ii) alleged failure in relation to the delivery of devices; (iii) alleged non-compliance with state legislation; (iv) contract model and alleged undue charging of Value-Added Services (“VAS”); (v) alleged violation of SAC Decrees; (vi) alleged violation of agreements; and (vii) blocking of data.

e.1.4. Former trade partners

TIM is a defendant in lawsuits filed by several former trade partners who are claiming, among others, amounts on the basis of alleged noncompliance with agreements.

e.1.5. Social, environmental and infrastructure

The subsidiaries are parties to lawsuits involving different agents challenging aspects related to: (1) Environmental licensing and Structure licensing (installation/operation); and (2) (i) electromagnetic radiation emitted by the Telecom structures; (ii) renewal of leasing land agreements to install sites; (iii) eviction from land leased to install sites; and (iv) presentation of registration data; among others.

e.2. Labor claims

There are 6,476 labor claims filed against the Company and its subsidiaries as at December 31, 2017, (6,039 as at December 31, 2016) related to claims made by former employees of service providers in the updated amount of R$763,505 (R$678,290 as at December 31, 2016).

A significant percentage of the existing proceedings relate to organizational restructuring processes, in particular the closure of the Client Relationship Centers (call centers), as well as processes relating to the internal sites of TIM, which resulted in the termination of employees. In addition, there are also lawsuits filed by outsourced service providers alleging an employment relationship with TIM, in the total updated amount of R$27,775 (R$9,256 as at December 31, 2016).

The Company is a party to public civil actions filed by the Labor District Attorney’s Office alleging irregular outsourcing practices and with collective moral damages due to outsourcing in the total updated amount of R$60,711 (R$60,351 as at December 31, 2016).

A group of actions has been filed in the State of Paraná, involving claims for damages in connection with contractual provisions stamped in the employees’ work register. According to an internal rule, TELEPAR undertook to supplement the retirement benefits of employees hired up until 1982. Prior to privatization, TELEPAR had proposed to implement this benefit by means of the payment of a certain amount in cash in the amount of R$3,210 as a possible risk and the amount of R$5,654 as a probable risk (R$3,521 updated as possible risk and R$711 updated as probable risk as at December 31, 2016).

It should also be pointed out that there is a group of labor claims, particularly in São Paulo and Rio de Janeiro, from former Gazeta Mercantil, Jornal do Brasil and JB Editora employees who have filed claims requesting the inclusion of Holdco as a defendant. Prior to the merger with TIM Participações, Holdco belonged to the Docas economic group, of which Gazeta Mercantil and Jornal do Brasil are part.

The remaining amounts relate to various labor claims lawsuits filed by former own employees and former employees of third parties.

e.2.1. Social Security

TIM Celular received a Debit Assessment Notice referring to alleged irregularities in the payment of social security contributions in connection with the payment of profit-sharing in the updated amount of R$4,995 (R$5,372 as at December 31, 2016). TIM Celular was also assessed for social security contributions that were allegedly due in connection with hiring bonuses, non-adjusted bonuses, payments to self-employed persons and sales incentives in the updated amount of R$9,868 (R$5,686 as at December 31, 2016).

TIM S.A. received Tax Assessments regarding alleged irregularity in the payment of social security contributions levied on profit sharing; the retention of 11% on service agreements; failure to pay Management’s fees and failure to properly fill out the FGTS–GFIP tax form, and erroneous GFIP declaration in the updated amount of R$43,756 (R$43,496 as at December 31, 2016).

e.3. Tax

	2017	2016
Federal Taxes (e.3.1)	3,752,877	3,560,440
State Taxes (e.3.2)	7,407,881	6,982,809
Municipal Taxes (e.3.3)	658,783	509,613
FUST, FUNTTEL and EBC (e.3.4)	2,709,076	2,779,295
	14,528,617	13,832,157

The amounts are adjusted based on an estimate of the SELIC rate. The historical amount involved is equivalent to R$9,836,184.

e.3.1. Federal Taxes

Assessment against TIM Group for federal taxes amounting to R$3,752,877 as at December 31, 2017, (R$3,560,440 as at December 31, 2016). Of this total, the following issues stand out:

(i)            Alleged error regarding the use of tax credits due to a reverse merger, amortization of goodwill paid on the acquisition of mobile phone companies, deduction of goodwill amortization expenses, exclusion of goodwill reversal, other effects and the disallowance of offsetting and estimated deductions paid, allegedly improper use of SUDENE benefits caused by a lack of formalization on these benefits on Federal Revenue Department (“RFB”) and a failure to pay the estimated IRPJ and CSLL amounts. The amount involved is R$2,552,068 (R$2,190,975 as at December 31, 2016).

(ii)           Method of offsetting tax losses and negative bases. The amount involved is R$192,417 (R$93,245 historically) (R$185,001 as at December 31, 2016).

(iii)          Collection of CSLL on monetary variations for swap transactions, registered through on a cash basis. The amount involved is R$62,312 (R$58,914 as at December 31, 2016).

(iv)          Payment of IRRF on revenue from overseas residents, including those remitted for international roaming and payment to unidentified beneficiaries, as well as the collection of CIDE on royalties remitted overseas, including remittances for international roaming. The amount involved for Tim Celular is R$241,431 (R$229,061 as at December 31, 2016) and, for TIM S.A., the amount is R$56,469 (R$52,963 as at December 31, 2016).

(v)           Charging of IRPJ, PIS/COFINS and CSLL debts for the non-approval or partial approval of offsetting carried out by the Company using credits from withholding tax on financial investments and negative IRPJ balance. The amount involved is R$396,103 (R$412,741 as at December 31, 2016).

e.3.2. State Taxes

Assessment against TIM Group for state taxes amounted to R$7,407,881 as at December 31, 2017 (R$6,982,809 as at December 31, 2016). Of the total amount, the following issues stand out:

(i)            Failure to include unconditional discounts offered to customers in the ICMS calculation base, and a fine for alleged failure to comply with related ancillary obligations, including failure to submit Register 60i of the SINTEGRA file. The amount involved is R$1,244,936 (R$1,200,113 as at December 31, 2016).

(ii)           Use of tax benefit (Program for Promoting the Integrated and Sustainable Economic Development of the Federal District – “PRÓ-DF”) granted by the tax authority itself, but subsequently declared unconstitutional, and the alleged undue crediting of ICMS on interstate purchases of goods with tax benefits granted in the state of origin. The amount involved is R$1,055,667 (R$985,842 as at December 31, 2016).

(iii)          Credit reversal and late use of credit for purchase of fixed assets. The amount involved for TIM Celular is R$784,654 (R$907,777 as at December 31, 2016), and the amount involved for TIM S.A. is R$19,950 (R$19,534 as at December 31, 2016).

(iv)          ICMS credits booked and debits reversed, as well as the identification and supporting documentation for amounts and information passed to customer bills, such as tax rates and credit granted, as well as credits related to transactions with tax substitution, and exempt and non-taxable transactions. The amount involved for TIM Celular is R$1,698,409 (R$1,230,516 as at December 31, 2016), and the amount involved for TIM S.A. is R$128,875 (R$111,625 as at December 31, 2016).

(v)           The use of credit to purchase electricity for the companies’ production processes. The amount involved is R$131,625 (R$322,722 as at December 31, 2016).

(vi)          Alleged failure to pay tax on network lease operations where the tax originally deferred was allegedly not paid in the subsequent phase, pursuant to Agreement 128/98. The amount involved is R$120,880 (R$112,537 as at December 31, 2016).

(vii)         Liability for ICMS and FECOP (State Anti-Poverty Fund) on fixed asset purchases and other transactions, and on the provision of telecommunications services in specific cases determined by the law. The amount involved is R$175,729 (R$169,431 as at December 31, 2016).

(viii)        The alleged conflict between the ancillary obligations data and the payment of the tax, and specific questioning regarding the fine charged due to noncompliance with ancillary obligations. The amount involved is R$253,443 (R$234,006 as at December 31, 2016).

(ix)          Alleged failure to pay ICMS arising from debts reversed regarding pre-paid services, as well as alleged undue ICMS credit regarding outgoing goods allegedly benefiting from a reduction in the calculation base. The amount involved is R$73,722 (R$69,195 as at December 31, 2016).

(x)           Taxation of international roaming services. The amount involved is R$45,917 (R$39,665 as at December 31, 2016).

(xi)          Credits booked for the return of cell phones on free leases. The amount involved is R$185,526 (R$105,418 as at December 31, 2016).

(xii)         Cancellation of telecommunications services due to improper invoicing/subscription fraud, and the alleged incorrect use of credit and the duplication of ICMS. The amount involved is R$23,797 (R$22,499 as at December 31, 2016).

(xiii)        Collection of ICMS tax on subscription services excluded from the ICMS calculation base due to their classification as non-telecoms services. The amount involved is R$112,848, with no corresponding amount as at December 31, 2016.

e.3.3. Municipal Taxes

The total assessment against TIM Group for municipal taxes is R$658,783 as at December 31, 2017 (R$509,613 as at December 31, 2016). Of this amount, the following issues stand out:

(i)            Payment of ISS and of a punitive fine for failure to pay the alleged tax on various revenue accounts of the Company. The amount involved is R$136,732 (R$128,145 as at December 31, 2016).

(ii)           Collection of ISS on imports of services. The amount involved is R$269,547 (R$183,962 as at December 31, 2016).

(iii)          Constitutionality of collection of the Operations Monitoring Charge (“TFF”) by municipal authorities in several locations. The amount involved is R$107,519 (R$66,939 as at December 31, 2016).

e.3.4. FUST and FUNTTEL

The amount assessed against TIM Group for contributions to FUST and FUNTTEL is R$2,709,076 as at December 31, 2017 (R$2,779,295 as at December 31, 2016). The principal discussion involves the payment of the contributions to FUST and FUNTTEL (Telecommunications Technical Development Fund) from the issue by ANATEL of Ruling No. 07/2005, relating primarily to the payment of the FUST and FUNTTEL contributions on interconnection revenue earned by telecommunications service providers, from the effective date of Law No. 9998/2000.

e.4. Regulatory issues

ANATEL has filed administrative proceedings against the subsidiaries for: (i) not complying with certain quality indicators; (ii) defaulting on other obligations under Instruments of Authorization and; (iii) not complying with SMP and STFC regulations, among others.

As at December 31, 2017, the amount stated for Breach of Obligation procedures (locally PADOs), considering the monetary restatement that was considered a possible loss was R$178,908 (R$69,572 as at December 31, 2016).

On obtaining an extension of the authorization to use radio frequencies associated with SMP, the subsidiary TIM Celular incurs contractual charges on net revenue from service plans sold under each authorization. However, ANATEL has included interconnection revenue in the calculation base for these charges since 2011, and revenue from value-added services since 2012. In our opinion, this revenue should not be included because it is not expressly stipulated in the original Instruments of Authorization, and therefore the charges received are discussed in the administrative and/or legal spheres.